SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

The Company has evaluated all subsequent events through the date the consolidated financial statements were issued and filed with the SEC. The following is a summary of the material subsequent events.

Completion of Sale of Arkansas Facilities

On October 6, 2016, the Company completed the sale of the Arkansas Facilities, together with substantially all of the fixtures, equipment, furniture and other assets relating to such facilities, to the Purchaser, pursuant the Purchase Agreement, as subsequently amended. The Arkansas Facilities consist of:

•	River Valley Health and Rehabilitation Center, a 129-bed skilled nursing facility located in Fort Smith, Arkansas;

•	Heritage Park Nursing Center, a 110-bed skilled nursing facility located in Rogers, Arkansas;

•	Homestead Manor Nursing Home, a 104-bed skilled nursing facility located in Stamps, Arkansas;

•	Stone County Nursing and Rehabilitation Center, a 97-bed skilled nursing facility located in Mountain View, Arkansas;

•	Stone County Residential Care Center, a 32-bed assisted living facility located in Mountain View, Arkansas;

•	Northridge Health Care, a 140-bed skilled nursing facility located in North Little Rock, Arkansas;

•	Little Rock Health & Rehabilitation, a 154-bed skilled nursing facility located in Little Rock, Arkansas;

•	Woodland Hills Health & Rehabilitation, a 140-bed skilled nursing facility located in Little Rock, Arkansas; and

•	Cumberland Health & Rehabilitation Center, a 120-bed skilled nursing facility located in Little Rock, Arkansas.

Prior to the closing of the sale of the Arkansas Facilities (the “Closing”), the Skyline Lessors leased the Arkansas Facilities to the Skyline Lessee pursuant to the Skyline Lease. For further information, see Note 7 - Leases.
The aggregate purchase price paid to the Company for the Arkansas Facilities was $55.0 million, which purchase price consisted of: (i) a non-refundable deposit of $1.8 million; (ii) cash consideration of $50.3 million paid to the Skyline Lessors at the Closing; and (iii) the Skyline Note, from JS Highland Holdings LLC, an affiliate of Skyline (the “Borrower”), in favor of the Company with a principal amount of $3.0 million.
The principal amount of the Skyline Note, together with all accrued and unpaid interest, is due and payable on March 31, 2022 (the “Maturity Date”). The Borrower is required to make payments of interest only commencing on October 30, 2016 and on the last day of each month thereafter until the Maturity Date. The Skyline Note provides that simple interest shall accrue on the unpaid balance of the Skyline Note at rate of ten percent (10%) per annum. Such interest rate will increase by two percent (2%) on each anniversary date of the Skyline Note beginning in year three if such note is still outstanding at that time. The Skyline Note is guaranteed by Joseph Schwartz and Roselyn Schwartz (collectively, the “Guarantors”), pursuant to a Guaranty Agreement, dated September 30, 2016 (the “Guaranty”), executed by the Guarantors in favor of the Company.
In connection with the Closing, the Company entered into a Subordination and Standstill Agreement, dated September 26, 2016 (the “Subordination Agreement”), with the PrivateBank, as agent for the lenders specified therein (collectively, the “Lenders”). Pursuant to the Subordination Agreement, the Company agreed to subordinate its claims and rights to receive payment under the Skyline Note or any document which may evidence or secure the indebtedness evidenced by such note, other than the Guaranty (collectively, the “Subordinated Debt”), to the claims and rights of the Lenders to receive payment under certain revolving loans, with an initial aggregate principal amount of $6.0 million, and certain term loans, with an aggregate principal amount of $45.6 million (collectively, the “Loans”), each extended by certain of the Lenders to affiliates of Skyline (collectively, the “Skyline Borrowers”). Pursuant to the Subordination Agreement, the Company may not accept payment of the Subordinated Debt, or take any action to collect such payment, if: (i) the Company has received notice from the Lenders that the Skyline Borrowers have failed to meet a specified financial covenant with respect to the Loans; or (ii) a default has occurred or is continuing with respect to the Loans. Pursuant to the Guaranty, the Guarantors have agreed to pay the outstanding principal amount of the Skyline Note, together with all accrued and unpaid interest: (x) on the date on which the Borrower or an affiliate thereof repays or refinances any of the Loans; (y) on the date on which the Borrower or its affiliates sells any of the Arkansas Facilities which the Borrower or its affiliates purchased with proceeds from the Loans; or (z) upon written notice from the Company to the Guarantors any time on or after the two year anniversary of the Skyline Note.
New Share Repurchase Programs

On November 10, 2016, the Board approved new share repurchase programs (the “New Repurchase Programs”), pursuant to which the Company is authorized to repurchase up to 1.0 million shares of the common stock and 100,000 shares of the Series A Preferred Stock during a twelve-month period. The New Repurchase Programs succeed the Repurchase Program announced on November 12, 2015, which terminated in accordance with its terms. Share repurchases under the New Repurchase Programs may be made from time to time through open market transactions, block trades or privately negotiated transactions and are subject to market conditions, as well as corporate, regulatory and other considerations. The New Repurchase Programs may be suspended or discontinued at any time, and the Company has no obligation to repurchase any amount of the common stock or the Series A Preferred Stock under such programs.

Lender Commitment to Refinance Debt, Extend Maturities and Repayment of Debt

On March 24, 2016, the Company obtained a lender commitment to extend the maturity date of the credit facility entered into on January 30, 2015 between certain-wholly owned subsidiaries of the Company and the PrivateBank (the “Sumter Credit Facility” from September 2016 to June 2017, subject to definitive documentation and certain closing conditions, which commitment expires on November 30, 2016. On June 13, 2016, the Company received a firm commitment to refinance the Sumter Credit Facility subject to definitive documentation and certain closing conditions. The Company expects to close on such financing arrangement with HUD in the fourth quarter of 2016.

On October 6, 2016, in conjunction with the sale of the Arkansas Facilities, the Company repaid $2.4 million of debt associated with the College Park Facility.

Amendment to Promissory Note
As previously indicated, the Company is the holder of a promissory note issued by Mr. Brogdon in favor of the Company, as subsequently amended, which promissory note had an outstanding principal balance of $0.3 million as of September 30, 2016. On November 10, 2016, the Company and Mr. Brogdon agreed to further amend such promissory note to extend its maturity date to December 31, 2017. As a condition to such amendment, Winter Haven Homes, Inc. (“Winter Haven”), an entity owned and controlled by Mr. Brogdon, has agreed to waive payment of certain charges otherwise due and owing from the Company to Winter Haven from January 1, 2016 to July 31, 2016.

SUBSEQUENT EVENTS
The Company has evaluated all subsequent events through the date the consolidated financial statements were issued and filed with the SEC. The following is a summary of the material subsequent events.
Termination of Arkansas Leases

As previously reported, the Company subleased through its subsidiaries (the “Aria Sublessors”) nine facilities located in Arkansas (the “Arkansas Facilities”) to affiliates (the “Aria Sublessees”) of Aria Health Group, LLC (“Aria”) pursuant to separate sublease agreements (the “Aria Subleases”). Eight of the Aria Subleases commenced on May 1, 2015, and the remaining Aria Sublease commenced on November 1, 2015. Effective February 3, 2016, each Aria Sublessor terminated the applicable Aria Sublease due to the applicable Aria Sublessee’s failure to pay rent pursuant to the terms of such sublease.

The Aria Subleases were structured as triple net leases wherein the respective Aria Sublessee was responsible for the day-to-day operation, ongoing maintenance, taxes and insurance for the duration of the sublease. The term of each Aria Sublease was approximately fifteen (15) years, and the annual aggregate base and special rent payable to the Company under the Aria Subleases was approximately $5.1 million in the first year of such subleases and the base rent was subject to specified annual rent escalators. On July 17, 2015, the Company made a short-term loan to Highlands Arkansas Holdings, LLC, an affiliate of Aria (“HAH”), for working capital purposes, and, in connection therewith, HAH executed a promissory note (the “Note”) in favor of the Company. Since July 17, 2015, the Note has been amended from time to time and currently has an outstanding principal amount of $1.75 million and had a maturity date of December 31, 2015. On October 6, 2015, HAH and the Company entered into a security agreement, whereby HAH granted the Company a security interest in all accounts arising from the business of HAH and the Aria Sublessees, and all rights to payment from patients, residents, private insurers and others arising from the business of HAH and the Aria Sublessees (including any proceeds thereof), as security for payment of the Note, as amended, and certain rent and security deposit obligations of the Aria Sublessees under Aria Subleases. The Company is currently seeking the repayment of the Note in accordance with its terms and expects full repayment.

Lease of Arkansas Facilities

On February 5, 2016, nine wholly-owned subsidiaries of the Company (each, a “Skyline Lessor”) entered into a Master Lease Agreement (the “Skyline Lease”) pursuant to which each Skyline Lessor will lease to Skyline Healthcare LLC (“Skyline”), or other entity to be formed by Skyline (the “Skyline Lessee”), one of the Arkansas Facilities. The term of the Skyline Lease commences on April 1, 2016, as amended, subject to, among other things: (i) the Skyline Lessee’s receipt of all licenses from the Arkansas Department of Health to operate the Arkansas Facilities; and (ii) approval of the mortgage lenders for the Arkansas Facilities with respect to the Skyline Lease. The Skyline Lease is structured as triple net lease wherein the Skyline Lessee is responsible for the day-to-day operation, ongoing maintenance, taxes and insurance for the duration of the lease. The initial lease term of the Skyline Lease is fifteen (15) years with two (2) separate renewal terms of five (5) years each. The annual rent under the Skyline Lease in the first year will be $5.4 million, and such rent shall escalate at 2.5% each year during the initial term and any subsequent renewal terms. Skyline has guaranteed the obligations of its affiliates.

In connection with the Skyline Lease, the Skyline Lessors entered into an Option Agreement, dated February 5, 2016, with Joseph Schwartz, the manager of Skyline, pursuant to which Mr. Schwartz, or an entity designated by Mr. Schwartz (the “Purchaser”), has an exclusive and irrevocable option to purchase the Arkansas Facilities at a purchase price of $55.0 million, which the Purchaser may exercise in accordance with such agreement until May 1, 2016. In the event that the Purchaser exercises such option, the Purchaser and the Skyline Lessors shall enter into a purchase agreement containing usual and customary representations, warranties and closing prorations. The purchase price shall be paid by the Purchaser as $52.0 million in cash at closing with the balance of the purchase price to evidenced by a promissory note executed by the Purchaser. The closing of such purchase and sale shall take place on or before August 1, 2016 on a date designated by the Purchaser to the Skyline Lessors in writing.

New Beginnings

On January 22, 2016, New Beginnings Care LLC and its affiliates ("New Beginnings") filed a petition to reorganize its finances under the U.S. Federal Bankruptcy Code (the "Bankruptcy Code"). To date, New Beginnings has neither affirmed nor rejected the Master Lease entered into on November 3, 2015 with respect to the Jeffersonville, Oceanside, and Savannah Beach facilities. The Company is in discussions with New Beginnings and other potential operators about renting such facilities.

In March 2016, the Centers for Medicare and Medicaid Services ("CMS") decertified the Jeffersonville facility meaning the facility can no longer accept Medicare or Medicaid patients. The operator is considering appealing the decision by CMS.

Common Stock Repurchase Activity

As of January 26, 2016, the Company repurchased 150,000 shares of the Company’s common stock pursuant to the share repurchase program announced on November 12, 2015 (the “Repurchase Program”) at an average price of approximately $2.05 per share. Pursuant to the Repurchase Program, the Company is authorized to repurchase up to 500,000 shares of its outstanding common stock during a twelve-month period. Share repurchases may be made from time to time through open market transactions, block trades or privately negotiated transactions and are subject to market conditions, as well as corporate, regulatory and other considerations. The Repurchase Program may be suspended or discontinued at any time.

Sale of Arkansas Building

On February 12, 2016, the Company sold an unused office building located Rogers, Arkansas for $0.3 million.

Refinancing Commitments

On March 24, 2016, the Company received a commitment from a lender to refinance the Bentonville, Heritage Park and River Valley Credit Facility, the Little Rock Credit Facility, and the Northridge, Woodland Hills and Abington Credit Facility for a combined total of $25.4 million of debt subject to definitive documentation and certain closing conditions.

On March 24, 2016, the Company obtained a lender commitment to extend the maturity date of the Georgetown and Sumter Credit Facility from September 2016 to June 2017 subject to definitive documentation and certain closing conditions.

On March 29, 2016, the Company obtained a lender commitment to extend the maturity date of the Quail Creek Credit facility from September 2016 to September 2018 subject to definitive documentation and certain closing conditions.

Review of Strategic Alternatives

On March 29, 2016, the Company announced that given that the transition to a healthcare property holding and leasing company is complete, the Board of Directors has begun to explore strategic alternatives for the Company.